Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment

Property, plant and equipment include the following:

(in thousands)	March 31, 2024	December 31, 2023
Land	$47	$2,342
Buildings and improvements	3,409	9,484
Machinery and other equipment	5,070	5,182
Office furniture and fixtures	947	1,016
Construction in progress	2	-
Total properties, cost	9,475	18,024
Less: accumulated depreciation	(5,189)	(5,804)
Property, plant and equipment, net	$4,286	$12,220

FG Group Holdings Inc [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment include the following (in thousands):

	December 31, 2023	December 31, 2022
Land	$2,342	$2,341
Buildings and improvements	9,484	12,756
Machinery and other equipment	5,182	4,786
Office furniture and fixtures	1,016	860
Construction in progress	-	11
Total properties, cost	18,024	20,754
Less: accumulated depreciation	(5,804)	(8,105)
Property, plant and equipment, net	$12,220	$12,649

Strong Global Entertainment Inc [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Buildings and improvements	$432	$433
Machinery and other equipment	5,070	5,158
Office furniture and fixtures	805	830
Construction in progress	2	-
Total properties, cost	6,309	6,421
Less: accumulated depreciation	(4,821)	(4,829)
Property, plant and equipment, net	$1,488	$1,592

Property, plant and equipment include the following (in thousands):

	December 31, 2023	December 31, 2022
Land	$-	$48
Buildings and improvements	433	6,752
Machinery and other equipment	5,158	4,778
Office furniture and fixtures	830	675
Construction in progress	-	12
Total property, plant and equipment, cost	6,421	12,265
Less: accumulated depreciation	(4,829)	(7,658)
Property, plant and equipment, net	$1,592	$4,607